Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2024
Temporary Equity Disclosure [Abstract]
Schedule of The Company's Preferred Shares activities
The Company’s Preferred Shares activities for the years ended December 31, 2023 and 2024 are summarized below:

	Series A Shares		Series B Shares		Series C Shares		Series D Shares		Series E Shares		Total
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balance as of January 1, 2023	15,040,570	574,512	7,085,330	329,406	23,786,590	453,926	37,152,161	959,436	26,417,318	1,236,949	109,481,969	3,554,229
Net accretion on convertible redeemable preferred shares to redemption value	—	(166,373)	—	(129,888)	—	39,862	—	99,998	—	165,853	—	9,452

Balance as of December 31, 2023	15,040,570	408,139	7,085,330	199,518	23,786,590	493,788	37,152,161	1,059,434	26,417,318	1,402,802	109,481,969	3,563,681

Balance as of January 1, 2024	15,040,570	408,139	7,085,330	199,518	23,786,590	493,788	37,152,161	1,059,434	26,417,318	1,402,802	109,481,969	3,563,681
Net accretion on convertible redeemable preferred shares to redemption value	—	31,684	—	14,606	—	31,438	—	76,076	—	136,739	—	290,543
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	—	(30,405)	—	(12,730)	—	(58,026)	—	(90,632)	15,672,203	(480,377)	15,672,203	(672,170)
Deemed dividend to convertible redeemable preferred share shareholders due to modifications and re-designation	—	(8,583)	—	(5,041)	—	(8,659)	—	(203)	—	28,426	—	5,940
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon the consummation of IP O	(15,040,570)	(400,835)	(7,085,330)	(196,353)	(23,786,590)	(458,541)	(37,152,161)	(1,044,675)	(42,089,521)	(1,087,590)	(125,154,172)	(3,187,994)

Balance as of December 31, 2024	—	—	—	—	—	—	—	—	—	—	—	—